Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Loan foreclosure discontinue period	90 days
Carrying value of goodwill	$ 16,159,000	$ 16,159,000		$ 16,159,000
Employee Stock Ownership Plan (ESOP), Loan, Description	Funds borrowed by the Employee Stock Ownership Plan (ESOP) from the Company to purchase the Company's common stock are being repaid from the Bank's contributions over a period of up to 30 years.
Dilutive shares outstanding	446,254	281,900	126,974
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Computer Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum
Property, Plant and Equipment [Line Items]
Minimum amount of non-accrual loans individually evaluated for impairement	500,000
Minimum | Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum
Property, Plant and Equipment [Line Items]
Maximum amount of individual loans for collective evaluation for impairment	$ 500,000
Maximum | Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years